Cover	Aug. 13, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	001-40223
Entity Registrant Name	Bolt Projects Holdings, Inc.
Entity Central Index Key	0001841125
Entity Tax Identification Number	86-1256660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2261 Market Street
Entity Address, Address Line Two	Suite 5447
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
City Area Code	415
Local Phone Number	325-5912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Golden Arrow Merger Corp.
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BSLK
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Trading Symbol	BSLKW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 E. 53rd Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022